Interest expense and other financial income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest expense [abstract]
Interest expense	$ (714)	$ (877)	$ (741)
Interest expense on lease liabilities	(66)
Income/expense arising from discounting long-term liabilities	(70)	(55)	(9)
Total interest expense from continuing operations	$ (850)	$ (932)	$ (750)